Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Selling, general and administrative expenses
2.3 Selling, general and administrative expenses

	Year ended December 31,
(CHF in thousands)	2021	2020	2019

Distribution expenses	(96,429)	(51,089)	(28,564)
Selling expenses	(52,612)	(35,614)	(23,487)
Marketing expenses	(100,539)	(45,626)	(28,553)
Share-based compensation	(198,456)	(54,765)	(18,838)
General and administrative expenses	(123,338)	(61,105)	(37,987)
Selling, general and administrative expenses	(571,375)	(248,199)	(137,428)

In 2021, selling, general and administrative expenses include depreciation and amortization of non-current assets in the amount of CHF 28,668k (2020: CHF 9,716k, 2019: CHF 3,744k). In addition, depreciation charges for production tools in the amount of CHF 2,747k (2020: CHF 2,377k, 2019: CHF 1,599k) are reported in cost of sales.
Total personnel expenses, excluding any costs related to share-based compensation, amount to CHF 87,338k in 2021, CHF 57,643k in 2020 and CHF 35,998k in 2019, respectively.